UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended August 31, 2009. The net asset values per share at that date were $10.08, $10.03 and $10.09 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in net asset value, for the Fund and the comparative benchmarks were:

Six Months Ended August 31, 2009
Cohen & Steers Dividend Value—Class A	34.05%
Cohen & Steers Dividend Value—Class C	33.63%
Cohen & Steers Dividend Value—Class I	34.40%
Russell 1000 Value Index[a]	44.21%
S&P 500 Index[a]	40.51%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

Investment Review

As the period began stock markets stood at multi-year lows, having been pressed down over the previous six months by economic and financial distress. Equities began to rally, however, initially boosted by greater clarity regarding the path the U.S. government was taking to address the financial crisis. Banks began to stabilize; Citigroup jump-started a broad market rally on March 9 when it announced that it expected to be profitable for the first two months of 2009. Equities extended their rise well into the summer as economic indicators generally exceeded expectations.

a  The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Within the Russell 1000 Value Index, the financial services sector was the strongest performer for the six months, with a total return of +88.7%. Leading banks and brokers reported better-than-expected first-quarter results, driven by strong mortgage originations and significant gains in fixed income trading. By mid-summer, a number of major banks were also able to repay government Troubled Asset Relief Program (TARP) loans. Second-quarter earnings for financial companies did not reveal major negative surprises, and sentiment toward the group remained largely favorable.

The materials sector (+84.9%), which tends to be an early beneficiary of economic optimism, rose sharply in the first few months of the fiscal period, only to level off as the run-up in commodity prices eased. The technology sector (+64.6%) was another standout, aided by some encouraging earnings reports and guidance from leading technology companies. Consumer discretionary stocks (+64.1%) outperformed as investors looked beyond subdued spending for non-essential goods in anticipation of a recovery.

The utilities and telecommunications sectors (which had returns of +17.8% and +13.4%, respectively) underperformed in an environment where defensive companies with more stable revenues were out of favor. Health care (+31.9%), a more defensive sector that faced some political risk (health care reform), trailed the index as well.

Fund performance

The Fund had a strong gain in absolute terms but trailed its benchmarks by a significant margin. Our quality bias in favor of large companies with a history of dividend increases was out of favor during much of the period, especially during strong upturns. Investors' preference for higher-risk and smaller-cap stocks was visible across the market; our stock selection detracted from relative performance within most sectors, led by the technology, financial services and health care sectors. Our underweights in the financial services and consumer discretionary sectors also hindered relative returns.

Factors that aided performance included our stock selection in the energy and utilities sectors, along with our underweight in utilities. We also had a beneficial underweight in telecommunications companies, which, like utilities, can offer attractive yields, yet be less compelling from a dividend-growth perspective. Our overweight in technology partly offset the stock selection effect in that sector.

Investment Outlook

Recent signs of stabilization in the economy are encouraging, although we continue to see potential trouble spots—for example, high consumer debt levels that could hold back spending and delay a sustainable recovery. While we are cautious with respect to consumer discretionary companies, we believe there are some compelling values to be found in the consumer staples sector and have positioned the portfolio accordingly.

Our meaningful allocation to the technology sector is based on dividends—and dividend growth—we find attractive, as well as these companies' potential to benefit from pent-up demand on both the consumer and enterprise levels. A lack of regulatory concerns that have hampered other sectors is also a consideration.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

We have a largely favorable view on energy companies, notwithstanding recent lackluster pricing. These companies continue to generate healthy cash flows and we believe their valuations range from reasonable to compelling, based on their longer-term prospects. Among industrials, we think there is good value in aerospace companies, which have a solid backlog of orders.

We remain generally defensive in the financial sector. Although the most recent round of earnings reports was good enough to allow for a rally in these stocks, profits could be pressured in the third and fourth quarters by factors such as high unemployment and mounting credit card losses. We likewise approach the health care sector with caution; however, some health care stocks are trading at historically low valuations and we see good opportunities in select companies.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

  RICHARD E. HELM

  Portfolio Manager

The views and opinions in the preceding commentary are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For the Periods Ended August 31, 2009

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	–24.43%[a]	–22.19%[b]	—
1 Year (without sales charge)	–20.87%	–21.41%	–20.58%
Since Inception[c] (with sales charge)	–2.13%[a]	–1.62%	—
Since Inception[c] (without sales charge)	–1.00%	–1.62%	–0.64%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The gross and net expense ratios, respectively, for each class of shares as disclosed in the July 1, 2009 prospectuses were as follows: Class A — 1.57% and 1.15%; Class C — 2.22% and 1.80%; and Class I — 1.23% and 0.80%. Through February 28, 2010, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 1.15% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of August 31, 2005.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009—August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009– August 31, 2009
Class A
Actual (34.05% return)	$1,000.00	$1,340.50	$6.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.41	$5.85
Class C
Actual (33.63% return)	$1,000.00	$1,336.30	$10.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.13	$9.15
Class I
Actual (34.40% return)	$1,000.00	$1,344.00	$4.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.17	$4.08

*  Expenses are equal to the Fund's Class A, Class C and Class I annualized expense ratio of 1.15%, 1.80% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 1.57%, 2.21% and 1.23%, respectively.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

AUGUST 31, 2009

Top Ten Long-Term Holdings
(Unaudited)

Security	Value	% of Net Assets
Total SA (France)	$5,336,312	2.9%
Chevron Corp.	5,301,452	2.9
JPMorgan Chase & Co.	5,293,428	2.9
Exxon Mobil Corp.	5,234,655	2.9
FPL Group	4,421,366	2.4
Devon Energy Corp.	3,995,838	2.2
McDonald's Corp.	3,807,448	2.1
AT&T	3,787,670	2.1
MetLife	3,572,096	2.0
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	3,563,800	2.0

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

		Number of Shares	Value
COMMON STOCK	96.6%
BASIC MATERIALS	3.0%
Alcoa		76,500	$921,825
Allegheny Technologies		43,800	1,330,206
Archer-Daniels-Midland Co.		62,600	1,804,758
Dow Chemical Co.		21,000	447,090
Praxair		11,700	896,454
			5,400,333
CONSUMER—CYCLICAL	5.9%
APPAREL	1.4%
NIKE		47,600	2,636,564
MEDIA	0.7%
The Walt Disney Co.		45,600	1,187,424
RETAIL	3.4%
Hennes & Mauritz AB (Sweden)[a]		17,700	982,783
Nordstrom		25,500	715,020
Ross Stores		19,200	895,488
Wal-Mart de Mexico SA de CV (ADR) (Mexico)		25,800	909,450
Wal-Mart Stores		51,900	2,640,153
			6,142,894
TOYS/GAMES/HOBBIES	0.4%
Mattel		43,800	787,962
TOTAL CONSUMER—CYCLICAL			10,754,844
CONSUMER—NON-CYCLICAL	8.6%
AGRICULTURE	2.1%
Altria Group		93,300	1,705,524
Monsanto Co.		24,800	2,080,224
			3,785,748
APPAREL	0.5%
VF Corp.		12,300	855,588

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2009 (Unaudited)

		Number of Shares	Value
BEVERAGE	0.6%
Diageo PLC (ADR) (United Kingdom)		12,300	$763,092
PepsiCo		5,800	328,686
			1,091,778
COSMETICS/PERSONAL CARE	2.2%
Colgate-Palmolive Co.		11,400	828,780
Procter & Gamble Co.		59,500	3,219,545
			4,048,325
FOOD	0.2%
Nestle SAa		9,100	378,861
RESTAURANT	2.1%
McDonald's Corp.		67,700	3,807,448
RETAIL	0.9%
Costco Wholesale Corp.		17,600	897,248
Shoppers Drug Mart Corp. (Canada)		19,300	758,072
			1,655,320
TOTAL CONSUMER—NON-CYCLICAL			15,623,068
ENERGY	17.9%
OIL & GAS	15.0%
Apache Corp.		20,800	1,766,960
Chevron Corp.		75,800	5,301,452
CNOOC Ltd. (Hong Kong)[a]		930,000	1,210,328
Devon Energy Corp.		65,100	3,995,838
Exxon Mobil Corp.		75,700	5,234,655
Marathon Oil Corp.		105,300	3,250,611
Occidental Petroleum Corp.		17,400	1,271,940
Total SA (France)[a]		93,000	5,336,312
			27,368,096

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2009 (Unaudited)

		Number of Shares	Value
OIL & GAS SERVICES	2.9%
Schlumberger Ltd.		55,400	$3,113,480
Transocean Ltd.[b]		29,168	2,212,101
			5,325,581
TOTAL ENERGY			32,693,677
FINANCIAL	21.5%
BANK	8.4%
Bank of America Corp.		193,100	3,396,629
Bank of New York Mellon Corp.		56,900	1,684,809
HSBC Holdings PLC (ADR) (United Kingdom)		16,400	884,288
SunTrust Banks		43,124	1,007,808
Toronto-Dominion Bank (Canada)		28,400	1,751,712
US Bancorp		138,129	3,124,478
Wells Fargo & Co.		129,000	3,550,080
			15,399,804
DIVERSIFIED FINANCIAL SERVICE	7.1%
BlackRock		15,600	3,113,292
Franklin Resources		11,500	1,073,295
Goldman Sachs Group		16,000	2,647,360
JPMorgan Chase & Co.		121,800	5,293,428
Morgan Stanley		27,000	781,920
			12,909,295
INSURANCE	6.0%
ACE Ltd.		49,100	2,562,038
Everest Re Group Ltd.		20,000	1,686,200
HCC Insurance Holdings		117,200	3,098,768
MetLife		94,600	3,572,096
			10,919,102
TOTAL FINANCIAL			39,228,201

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2009 (Unaudited)

		Number of Shares	Value
HEALTH CARE	9.6%
HEALTHCARE PRODUCTS	4.5%
Becton Dickinson & Co.		25,700	$1,789,234
Covidien Ltd.		18,500	732,045
Johnson & Johnson		58,800	3,553,872
Medtronic		55,800	2,137,140
			8,212,291
PHARMACEUTICAL	5.1%
Abbott Laboratories		77,000	3,482,710
Pfizer		132,200	2,207,740
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)		69,200	3,563,800
			9,254,250
TOTAL HEALTH CARE			17,466,541
INDUSTRIAL	9.1%
AEROSPACE & DEFENSE	5.2%
Boeing Co.		8,900	442,063
General Dynamics Corp.		51,600	3,054,204
L-3 Communications Holdings		36,000	2,678,400
Lockheed Martin Corp.		44,600	3,344,108
			9,518,775
DIVERSIFIED MANUFACTURING	2.5%
3M Co.		11,600	836,360
Caterpillar		18,100	820,111
General Electric Co.		208,800	2,902,320
			4,558,791
TRANSPORTATION	1.4%
Norfolk Southern Corp.		22,100	1,013,727
United Parcel Service		30,100	1,609,146
			2,622,873
TOTAL INDUSTRIAL			16,700,439

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2009 (Unaudited)

		Number of Shares	Value
REAL ESTATE	2.1%
OFFICE	1.1%
Alexandria Real Estate Equities		6,300	$350,973
Corporate Office Properties Trust		22,200	818,292
Hongkong Land Holdings Ltd. (USD) (Singapore)[a]		220,000	894,518
			2,063,783
SELF STORAGE	0.2%
Public Storage		4,300	303,365
SHOPPING CENTER—REGIONAL MALL	0.8%
Simon Property Group		24,079	1,531,906
TOTAL REAL ESTATE			3,899,054
TECHNOLOGY	10.3%
COMPUTERS	1.4%
International Business Machines Corp.		22,500	2,656,125
IT SERVICES	0.7%
Automatic Data Processing		34,600	1,326,910
SEMICONDUCTORS	1.8%
Intel Corp.		69,200	1,406,144
Microchip Technology		67,900	1,802,745
			3,208,889
SOFTWARE	2.8%
Microsoft Corp.		124,800	3,076,320
Oracle Corp.		93,700	2,049,219
			5,125,539
TELECOMMUNICATION EQUIPMENT	3.6%
Corning		84,500	1,274,260
Harris Corp.		75,900	2,636,007
QUALCOMM		56,900	2,641,298
			6,551,565
TOTAL TECHNOLOGY			18,869,028

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2009 (Unaudited)

		Number of Shares	Value
TELECOMMUNICATIONS	3.6%
AT&T		145,400	$3,787,670
China Mobile Ltd. (ADR) (Hong Kong)		17,500	861,350
Verizon Communications		61,700	1,915,168
			6,564,188
UTILITY	5.0%
ELECTRIC—INTEGRATED	4.1%
E.ON AG (ADR) (Germany)		30,500	1,291,675
Exelon Corp.		35,300	1,765,706
FPL Group		78,700	4,421,366
			7,478,747
MULTI UTILITIES	0.9%
Sempra Energy		32,500	1,630,525
TOTAL UTILITY			9,109,272
TOTAL COMMON STOCK (Identified cost—$176,394,062)			176,308,645
SHORT-TERM INVESTMENTS	8.5%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.01%[c]		6,450,201	6,450,201
Federated U.S. Treasury Cash Reserves Fund, 0.01%[c]		7,407,209	7,407,209
Fidelity Institutional Money Market Treasury Only Fund, 0.11%[c]		1,703,223	1,703,223
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$15,560,633)			15,560,633

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2009 (Unaudited)

		Value
TOTAL INVESTMENTS (Identified cost—$191,954,695)	105.1%	$191,869,278
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.1)%	(9,350,328)
NET ASSETS	100.0%	$182,518,950

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 4.8% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

b  Non-income producing security.

c  Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$191,954,695)	$191,869,278
Cash	97,103
Receivable for:
Investment securities sold	803,872
Dividends and interest	485,153
Fund shares sold	214,706
Other assets	8,331
Total Assets	193,478,443
LIABILITIES:
Payable for:
Investment securities purchased	10,355,817
Fund shares redeemed	399,852
Investment advisory fees	36,269
Directors' fees	8,325
Administration fees	5,811
Distribution fees	4,875
Shareholder servicing fees	1,739
Other liabilities	146,805
Total Liabilities	10,959,493
NET ASSETS	$182,518,950
NET ASSETS consist of:
Paid-in-capital	$218,187,109
Accumulated undistributed net investment income	276,552
Accumulated net realized loss	(35,858,817)
Net unrealized depreciation	(85,894)
$182,518,950

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

August 31, 2009 (Unaudited)

CLASS A SHARES:
NET ASSETS	$62,067,743
Shares issued and outstanding ($0.001 par value common stock outstanding)	6,157,500
Net asset value and redemption price per share	$10.08
Maximum offering price per share ($10.08 ÷ 0.955)[a]	$10.55
CLASS C SHARES:
NET ASSETS	$37,918,515
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,780,500
Net asset value and offering price per share[b]	$10.03
CLASS I SHARES:
NET ASSETS	$82,532,692
Shares issued and outstanding ($0.001 par value common stock outstanding)	8,180,140
Net asset value, offering, and redemption price per share	$10.09

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividend income (net of $46,915 of foreign withholding tax)	$2,122,298
Expenses:
Investment advisory fees	595,135
Distribution fees—Class A	68,267
Distribution fees—Class C	134,703
Administration fees	79,964
Shareholder servicing fees—Class A	27,307
Shareholder servicing fees—Class C	44,901
Transfer agent fees and expenses	67,063
Registration and filing fees	47,276
Professional fees	46,340
Directors' fees and expenses	24,628
Custodian fees and expenses	18,969
Shareholder reporting expenses	12,200
Line of credit fees	6,609
Miscellaneous	8,562
Total Expenses	1,181,924
Reduction of Expenses (See Note 2)	(311,612)
Net Expenses	870,312
Net Investment Income	1,251,986
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(8,296,282)
Foreign currency transactions	(334)
Net realized loss	(8,296,616)
Net change in unrealized depreciation on:
Investments	48,416,903
Foreign currency translations	410
Net change in unrealized depreciation	48,417,313
Net realized and unrealized gain	40,120,697
Net Increase in Net Assets Resulting from Operations	$41,372,683

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended August 31, 2009	For the Year Ended February 28, 2009
Change in Net Assets:
From Operations:
Net investment income	$1,251,986	$2,191,567
Net realized loss	(8,296,616)	(25,405,989)
Net change in unrealized appreciation/(depreciation)	48,417,313	(47,311,971)
Net increase (decrease) in net assets resulting from operations	41,372,683	(70,526,393)
Dividends to Shareholders from Net Investment Income:
Class A	(487,750)	(942,177)
Class C	(203,321)	(395,498)
Class I	(593,534)	(641,852)
Total dividends to shareholders	(1,284,605)	(1,979,527)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	21,215,329	69,414,543
Total increase (decrease) in net assets	61,303,407	(3,091,377)
Net Assets:
Beginning of period	121,215,543	124,306,920
End of period[a]	$182,518,950	$121,215,543

a  Includes undistributed net investment income of $276,552 and $309,171, respectively.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended August 31, 2009	For the Year Ended February 28, 2009	For the Year Ended February 29, 2008	For the Year Ended February 28, 2007	For the Period August 31, 2005[a] through February 28, 2006
Net asset value, beginning of period	$7.59	$13.57	$13.99	$12.26	$11.46
Income from investment operations:
Net investment income[b]	0.08	0.20	0.23	0.22	0.07
Net realized and unrealized gain (loss)	2.49	(5.99)	(0.17)	1.86	0.77
Total from investment operations	2.57	(5.79)	0.06	2.08	0.84
Less dividends and distributions to shareholders from:
Net investment income	(0.08)	(0.19)	(0.21)	(0.18)	(0.04)
Net realized gain	—	—	(0.28)	(0.17)	—
Total dividends and distributions to shareholders	(0.08)	(0.19)	(0.49)	(0.35)	(0.04)
Redemption fees retained by the Fund	0.00 [c]	0.00 [c]	0.01	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	2.49	(5.98)	(0.42)	1.73	0.80
Net asset value, end of period	$10.08	$7.59	$13.57	$13.99	$12.26
Total investment return[d]	34.05%[e]	–43.14%	0.33%	17.12%	7.29%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$62.1	$45.2	$61.9	$41.7	$6.6
Ratio of expenses to average daily net assets (before expense reduction)	1.57%[g]	1.57%	1.63%	2.33%[f]	7.02%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[g]	1.15%	1.00%	1.00%	1.28%[g]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	1.28%[g]	1.35%	0.95%	0.30%	(4.66)%[g]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.69%[g]	1.76%	1.59%	1.63%	1.08%[g]
Portfolio turnover rate	18%[e]	43%	52%	30%	8%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the Fund's other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended August 31, 2009	For the Year Ended February 28, 2009	For the Year Ended February 29, 2008	For the Year Ended February 28, 2007	For the Period August 31, 2005[a] through February 28, 2006
Net asset value, beginning of period	$7.55	$13.50	$13.94	$12.23	$11.46
Income from investment operations:
Net investment income[b]	0.05	0.13	0.14	0.14	0.03
Net realized and unrealized gain (loss)	2.48	(5.96)	(0.18)	1.86	0.77
Total from investment operations	2.53	(5.83)	(0.04)	2.00	0.80
Less dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.12)	(0.14)	(0.12)	(0.03)
Net realized gain	—	—	(0.28)	(0.17)	—
Total dividends and distributions to shareholders	(0.05)	(0.12)	(0.42)	(0.29)	(0.03)
Redemption fees retained by the Fund	0.00 [c]	0.00 [c]	0.02	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	2.48	(5.95)	(0.44)	1.71	0.77
Net asset value, end of period	$10.03	$7.55	$13.50	$13.94	$12.23
Total investment return[d]	33.63%[e]	–43.50%	–0.35%	16.40%	6.96%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$37.9	$31.4	$41.2	$14.7	$3.8
Ratio of expenses to average daily net assets (before expense reduction)	2.21%[g]	2.22%	2.27%	3.21%[f]	7.93%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.80%[g]	1.80%	1.65%	1.65%	1.95%[g]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.63%[g]	0.72%	0.33%	(0.50)%	(5.53)%[g]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.04%[g]	1.14%	0.96%	1.06%	0.45%[g]
Portfolio turnover rate	18%[e]	43%	52%	30%	8%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the Fund's other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended August 31, 2009	For the Year Ended February 28, 2009	For the Year Ended February 29, 2008	For the Year Ended February 28, 2007	For the Period August 31, 2005[a] through February 28, 2006
Net asset value, beginning of period	$7.59	$13.58	$14.00	$12.27	$11.46
Income from investment operations:
Net investment income[b]	0.09	0.24	0.28	0.27	0.09
Net realized and unrealized gain (loss)	2.51	(5.99)	(0.18)	1.87	0.76
Total from investment operations	2.60	(5.75)	0.10	2.14	0.85
Less dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.24)	(0.26)	(0.24)	(0.04)
Net realized gain	—	—	(0.28)	(0.17)	—
Total dividends and distributions to shareholders	(0.10)	(0.24)	(0.54)	(0.41)	(0.04)
Redemption fees retained by the Fund	0.00 [c]	0.00 [c]	0.02	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	2.50	(5.99)	(0.42)	1.73	0.81
Net asset value, end of period	$10.09	$7.59	$13.58	$14.00	$12.27
Total investment return	34.40%[d]	–42.98%	0.65%	17.63%	7.42%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$82.5	$44.6	$21.2	$9.4	$3.7
Ratio of expenses to average daily net assets (before expense reduction)	1.23%[f]	1.23%	1.28%	2.27%[e]	11.99%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	0.80%[f]	0.80%	0.65%	0.65%	1.07%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	1.64%[f]	1.81%	1.31%	0.45%	(9.43)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.07%[f]	2.24%	1.94%	2.06%	1.49%[f]
Portfolio turnover rate	18%[d]	43%	52%	30%	8%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Not annualized.

e  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the Fund's other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Dividend Value Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 9, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The Fund's investment objective is high level of current income and long term growth of income and capital appreciation. The authorized shares of the Fund are divided into three classes designated Class A, C and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Staff Position No. 157-4 "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments carried at value:

	Fair Value Measurements at August 31, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Consumer Cyclical	$10,754,844	$9,772,061	$982,783	—
Common Stock—Consumer Non-Cyclical	15,623,068	15,244,207	378,861	—
Common Stock—Energy	32,693,677	26,147,037	6,546,640	—
Common Stock—Real Estate	3,899,054	3,004,536	894,518	—
Common Stock—Other Industries	113,338,002	113,338,002	—	—
Money Market Funds	15,560,633	—	15,560,633	—
Total Investments	$191,869,278	$167,505,843	$24,363,435	—

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the Fund's tax positions has been made and it has been determined that there is no impact to the Fund's financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with the day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Fund's Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.80% of the average daily net assets of the Fund for the first $1.5 billion and 0.70% thereafter of the average daily net assets of the Fund.

For the six months ended August 31, 2009 and through February 28, 2010, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.15% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the Fund's average daily net assets. For the six months ended August 31, 2009, the Fund paid the advisor $29,757 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

For the six months ended August 31, 2009, the Fund has been advised that the distributor received $6,212 in sales commissions from the sale of Class A shares and that the distributor also received $7,232 of contingent deferred sales charges relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the contingent deferred sales charges are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class and interest and other financing costs associated with this class.

Shareholder Servicing Fees: The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the advisor. The Fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $1,696 from the Fund for the six months ended August 31, 2009.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended August 31, 2009, totaled $46,073,723 and $25,976,758, respectively.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Income Tax Information

As of August 31, 2009, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$10,520,354
Gross unrealized depreciation	(10,605,771)
Net unrealized depreciation	$(85,417)
Cost for federal income tax purposes	$191,954,695

As of February 28, 2009, the Fund had a net capital loss carryforward of $14,244,984, which will expire on February 28, 2017. This carryforward may be used to offset future capital gains to the extent provided by regulations. In addition, the Fund incurred capital and currency losses of $11,337,263 and $8,974, respectively, after October 31, 2008, which are not recognized until the following fiscal year.

Note 5. Capital Stock

The Fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended August 31, 2009		For the Year Ended February 28, 2009
	Shares	Amount	Shares	Amount
CLASS A:
Sold	1,404,786	$12,487,082	4,374,278	$49,160,694
Issued as reinvestment of dividends	34,851	304,587	41,690	478,532
Redeemed	(1,238,860)	(10,795,591)	(3,023,937)	(35,115,572)
Redemption fees retained by the Fund[a]	—	1,545	—	12,660
Net increase	200,777	$1,997,623	1,392,031	$14,536,314

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended August 31, 2009		For the Year Ended February 28, 2009
	Shares	Amount	Shares	Amount
CLASS C:
Sold	529,826	$4,699,264	2,370,555	$25,064,620
Issued as reinvestment of dividends	6,994	60,937	8,751	97,621
Redeemed	(913,571)	(8,018,055)	(1,273,616)	(14,005,094)
Redemption fees retained by the Fund[a]	—	1,010	—	8,208
Net increase (decrease)	(376,751)	$(3,256,844)	1,105,690	$11,165,355
CLASS I:
Sold	3,002,229	$28,592,441	5,139,152	$52,628,560
Issued as reinvestment of dividends	60,446	528,563	47,911	529,342
Redeemed	(764,971)	(6,648,147)	(862,394)	(9,451,574)
Redemption fees retained by the Fund[a]	—	1,693	—	6,546
Net increase	2,297,704	$22,474,550	4,324,669	$43,712,874

a  The Fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the Fund.

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2009. The Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended August 31, 2009, the Fund did not borrow under the credit agreement.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. Subsequent Events

In May 2009, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165), effective for interim or annual periods ending after June 15, 2009. The FASB has established general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

With regard to the Fund's financial statements, subsequent to August 31, 2009 and through October 12, 2009, there have been no recognized subsequent events (subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet) nor have there been any nonrecognized subsequent events (subsequent events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after the balance sheet but before the financial statements are issued or are available to be issued).

COHEN & STEERS DIVIDEND VALUE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS DIVIDEND VALUE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Richard E. Helm
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—DVFAX
Class C—DVFCX
Class I—DVFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Dividend Value Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

DIVIDEND VALUE FUND

280 PARK AVENUE

NEW YORK, NY 10017

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DVFAXSAR

SEMIANNUAL REPORT

AUGUST 31, 2009

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: November 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
Name:	James Giallanza
Title:	Treasurer
(principal financial officer)

Date: November 3, 2009